ICON HEALTH AND INFORMATION TECHNOLOGY FUND

Portfolio of Investments

September 30, 2021

Security Description	Shares	Value
Common Stock (100.05%)

Basic Materials (3.68%)
Rogers Corp*	24,000	$4,475,520

Communications (14.60%)
Alphabet Inc*	1,500	3,997,965
Amazon.com Inc*	1,000	3,285,040
Charter Communications Inc*	2,700	1,964,412
Extreme Networks Inc*	400,357	3,943,516
Perficient Inc*	39,300	4,547,010
Total Communications		17,737,943

Consumer, Non-Cyclical (22.39%)
AbbVie Inc	35,965	3,879,545
Anthem Inc	9,100	3,392,480
Cigna Corp	10,100	2,021,616
Euronet Worldwide Inc*	39,400	5,014,832
Global Payments Inc	30,193	4,757,813
IQVIA Holdings Inc*	9,138	2,188,917
UnitedHealth Group Inc	15,200	5,939,248
Total Consumer, Non-Cyclical		27,194,451

Financial (7.67%)
Mastercard Inc	14,900	5,180,432
Visa Inc	18,580	4,138,695
Total Financial		9,319,127

Industrial (14.96%)
EnerSys	41,100	3,059,484
II-VI Inc*	70,900	4,208,624
Jabil Inc	33,200	1,937,884
Sensata Technologies Holding PLC*	66,600	3,644,352
TE Connectivity Ltd	9,000	1,234,980
Universal Display Corp	23,900	4,085,944
Total Industrial		18,171,268

Technology (36.73%)
Adobe Inc*	9,900	5,699,628
Autodesk Inc*	18,600	5,304,162
EPAM Systems Inc*	15,400	8,785,392
Genpact Ltd	93,900	4,461,189
NCR Corp*	62,600	2,426,376
NXP Semiconductors NV	27,687	5,423,053
Qorvo Inc*	21,900	3,661,461
Science Applications International Corp	39,900	3,413,844
Skyworks Solutions Inc	33,010	5,439,388
Total Technology		44,614,493

Total Common Stock (Cost $82,323,987)		121,512,802

Funds (0.10%)	Par Value	Value
Money Market (0.10%)
First American Government Obligations Fund	126,417	126,417

Total Funds (Cost $126,417)		126,417

Total Investments (Cost $82,450,404)(a) (100.15%)		$121,639,219
Liabilities in Excess of Other Assets (-0.15%)		(183,404)
Net Assets (100.00%)		$121,455,815

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $82,450,404.

At September 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	41,615,117
Unrealized depreciation	(2,426,302)
Net unrealized appreciation	39,188,815